Related-Party Transaction - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Consulting services fees paid	$ 98